As filed with the Securities and Exchange Commission on January 21, 2022

Registration Nos. 333-212090; 811-05817

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 21  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 104 ☒

VARIABLE ANNUITY-2 SERIES ACCOUNT

(Exact Name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 E. Orchard Road
Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Office)

(303) 737-3000

(Depositor’s Telephone Number)

Bradford Rodgers, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and Address of Agent for
Service)

Copy to:

Stephen Roth, Esq.

Thomas Bisset, Esq.

Eversheds Sutherland (US) LLP

700 6th Street, NW

Washington, D.C. 20001

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on February 20, 2022, pursuant to paragraph (b) of Rule 485

☐ 80 days after filing, pursuant to paragraph (a)(1) of Rule 485

☐ on (date), pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contract.

Explanatory Note

This Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until February 20, 2022 , the effectiveness of the registration statement, filed in Post-Effective Amendment No. 17 on August 20, 2021 (SEC Accession Number 0001104659-21-108148), pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 21 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 17.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on January 21, 2022.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	January 21, 2022
R. Jeffrey Orr*

/s/ Edmund F. Murphy III	President and Chief Executive Officer	January 21, 2022
Edmund F. Murphy III

/s/ Andra S. Bolotin	Executive Vice President, Chief Financial Officer, and Principal Accounting Officer	January 21, 2022
Andra S. Bolotin

/s/ John L. Bernbach	Director	January 21, 2022
John L. Bernbach*

/s/ Robin Bienfait	Director	January 21, 2022
Robin Bienfait*

/s/ Marcel R. Coutu	Director	January 21, 2022
Marcel R. Coutu*

/s/ André R. Desmarais	Director	January 21, 2022
André R. Desmarais*

/s/ Paul G. Desmarais, Jr.	Director	January 21, 2022
Paul G. Desmarais, Jr.*

	Director	January 21, 2022
Gary A. Doer

/s/ Gregory J. Fleming	Director	January 21, 2022
Gregory J. Fleming*

/s/ Claude Généreux	Director	January 21, 2022
Claude Généreux*

	/s/ Alain Louvel	Director	January 21, 2022
Alain Louvel*

	/s/ Paula B. Madoff	Director	January 21, 2022
Paula B. Madoff*

	/s/ Paul A. Mahon	Director	January 21, 2022
Paul A. Mahon*

	/s/ Robert L. Reynolds	Director	January 21, 2022
Robert L. Reynolds*

	/s/ T. Timothy Ryan, Jr.	Director	January 21, 2022
T. Timothy Ryan, Jr.*

	/s/ Jerome J. Selitto	Director	January 21, 2022
Jerome J. Selitto*

	/s/ Gregory D. Tretiak	Director	January 21, 2022
Gregory D. Tretiak*

	/s/ Brian E. Walsh	Director	January 21, 2022
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	January 21, 2022
Ryan L. Logsdon